UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin California
Tax-Free Income Fund
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 37
Notes to Financial Statements 41
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin California Tax-Free Income Fund
This semiannual report for Franklin California Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes, including
alternative minimum tax, and exempt from California
personal income taxes for California residents as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $6.73 on February 28, 2023, to
$6.67 on August 31, 2023. The Fund’s Class A shares paid
dividends totaling 11.8181 cents per share for the reporting period.
2
The Performance Summary beginning on page 3
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 3.43%, based on an
annualization of August’s 1.9803 cents per share monthly
dividend and the maximum offering price of $6.93 on August
31, 2023. An investor in the 2023 maximum combined
effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to
earn a distribution rate of 7.31% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Transportation 24.70%
Local 12.17%
Utilities 9.81%
Housing 9.43%
Health Care 9.36%
Education 8.86%
Refunded 8.01%
Special Tax 5.84%
Industrial Dev. Revenue and Pollution Control 4.14%
State General Obligation 4.08%
Lease 2.18%
Other Revenue Bonds 1.42%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Performance Summary as of August 31, 2023
Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4,5
6-Month +0.85% -2.93%
1-Year +1.20% -2.59%
5-Year +6.05% +0.41%
10-Year +37.76% +2.86%
Advisor
6-Month +0.98% +0.98%
1-Year +1.46% +1.46%
5-Year +7.23% +1.41%
10-Year +40.08% +3.43%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.43% 7.31% 3.49% 7.44%
Advisor 3.83% 8.17% 3.89% 8.29%
See page 4 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance
.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.118181
A1 $0.123366
C $0.104603
R6 $0.127800
Advisor $0.126711
Total Annual Operating Expenses
9
Share Class
A 0.75%
Advisor 0.50%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.50 $3.81 $1,021.35 $3.83 0.75%
A1 $1,000 $1,009.30 $3.04 $1,022.11 $3.06 0.60%
C $1,000 $1,006.50 $5.82 $1,019.33 $5.86 1.15%
R6 $1,000 $1,011.50 $2.40 $1,022.76 $2.41 0.47%
Advisor $1,000 $1,009.80 $2.55 $1,022.60 $2.57 0.51%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
Year Ended
March 31,
2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.73 $7.44 $7.71 $7.50 $7.44 $7.27
Income from investment operations
c
:
Net investment income
d
............. 0.12 0.22 0.18 0.22 0.22 0.14
Net realized and unrealized gains (losses) (0.06) (0.71) (0.28) 0.20 0.08 0.15
Total from investment operations ........ 0.06 (0.49) (0.10) 0.42 0.30 0.29
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.17) (0.21) (0.24) (0.12)
Net asset value, end of period .......... $6.67 $6.73 $7.44 $7.71 $7.50 $7.44
Total return
e
....................... 0.85% (6.62)% (1.30)% 5.66% 3.98% 4.11%
Ratios to average net assets
f
Expenses
g
........................ 0.75% 0.77% 0.75% 0.75% 0.76% 0.76%
Net investment income ............... 3.56% 3.27% 2.52% 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of period (000’s) ........ $2,405,356 $2,282,254 $2,412,285 $2,074,343 $1,395,165 $524,756
Portfolio turnover rate ................ 4.23% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to March 31, 2019 .
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.72 $7.43 $7.70 $7.49 $7.43 $7.31 $7.38
Income from investment
operations
b
:
Net investment income
c
. 0.13 0.23 0.19 0.23 0.24 0.26 0.26
Net realized and
unrealized gains (losses) (0.07) (0.71) (0.27) 0.20 0.07 0.12 (0.06)
Total from investment
operations ............. 0.06 (0.48) (0.08) 0.43 0.31 0.38 0.20
Less distributions from:
Net investment income .. (0.12) (0.23) (0.19) (0.22) (0.25) (0.26) (0.27)
Net asset value, end of
period ................ $6.66 $6.72 $7.43 $7.70 $7.49 $7.43 $7.31
Total return
d
........... 0.93% (6.48)% (1.17)% 5.83% 4.14% 5.34% 2.66%
Ratios to average net
assets
e
Expenses ............. 0.60%
f
0.62%
f
0.59%
f
0.60%
f
0.61%
f
0.60%
f
0.59%
Net investment income ... 3.71% 3.42% 2.68% 2.97% 3.12% 3.54% 3.53%
Supplemental data
Net assets, end of period
(000’s) ............... $7,743,709 $8,130,315 $10,201,944 $11,084,478 $11,448,334 $11,824,206 $12,154,752
Portfolio turnover rate .... 4.23% 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.71 $7.41 $7.69 $7.47 $7.41 $7.30 $7.36
Income from investment
operations
b
:
Net investment income
c
. 0.11 0.20 0.15 0.19 0.20 0.22 0.22
Net realized and
unrealized gains (losses) (0.07) (0.71) (0.28) 0.21 0.07 0.11 (0.06)
Total from investment
operations ............. 0.04 (0.51) (0.13) 0.40 0.27 0.33 0.16
Less distributions from:
Net investment income .. (0.10) (0.19) (0.15) (0.18) (0.21) (0.22) (0.22)
Net asset value, end of
period ................ $6.65 $6.71 $7.41 $7.69 $7.47 $7.41 $7.30
Total return
d
........... 0.65% (6.88)% (1.80)% 5.40% 3.57% 4.63% 2.23%
Ratios to average net
assets
e
Expenses ............. 1.15%
f
1.17%
f
1.15%
f
1.16%
f
1.16%
f
1.16%
f
1.15%
Net investment income ... 3.17% 2.86% 2.13% 2.42% 2.57% 2.98% 2.97%
Supplemental data
Net assets, end of period
(000’s) ............... $452,950 $502,065 $723,593 $1,018,197 $1,118,612 $1,124,954 $1,527,772
Portfolio turnover rate .... 4.23% 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
Year Ended
March 31,
2018
b
2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.71 $7.42 $7.69 $7.48 $7.42 $7.30 $7.46
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.24 0.20 0.24 0.25 0.27 0.18
Net realized and
unrealized gains (losses) (0.05) (0.71) (0.28) 0.20 0.07 0.12 (0.18)
Total from investment
operations ............. 0.08 (0.47) (0.08) 0.44 0.32 0.39 —
Less distributions from:
Net investment income .. (0.13) (0.24) (0.19) (0.23) (0.26) (0.27) (0.16)
Net asset value, end of
period ................ $6.66 $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Total return
e
........... 1.15% (6.37)% (1.05)% 5.97% 4.28% 5.45% (0.05)%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 0.47% 0.49% 0.47% 0.47% 0.47% 0.47% 0.49%
Expenses net of waiver and
payments by affiliates .... 0.47%
g
0.49%
g
0.47%
g,h
0.47%
g,h
0.46%
g
0.46%
g
0.48%
Net investment income ... 3.86% 3.55% 2.81% 3.08% 3.27% 3.68% 3.64%
Supplemental data
Net assets, end of period
(000’s) ............... $289,477 $271,190 $345,058 $281,038 $186,078 $103,760 $85,534
Portfolio turnover rate .... 4.23% 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to March 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.71 $7.42 $7.69 $7.48 $7.42 $7.30 $7.36
Income from investment
operations
b
:
Net investment income
c
. 0.13 0.24 0.20 0.24 0.24 0.26 0.27
Net realized and
unrealized gains (losses) (0.06) (0.72) (0.28) 0.20 0.08 0.13 (0.06)
Total from investment
operations ............. 0.07 (0.48) (0.08) 0.44 0.32 0.39 0.21
Less distributions from:
Net investment income .. (0.13) (0.23) (0.19) (0.23) (0.26) (0.27) (0.27)
Net asset value, end of
period ................ $6.65 $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Total return
d
........... 0.98% (6.40)% (1.08)% 5.94% 4.24% 5.44% 2.89%
Ratios to average net
assets
e
Expenses ............. 0.51%
f
0.52%
f
0.50%
f
0.51%
f
0.51%
f
0.51%
f
0.50%
Net investment income ... 3.82% 3.53% 2.78% 3.06% 3.22% 3.63% 3.62%
Supplemental data
Net assets, end of period
(000’s) ............... $2,426,891 $2,344,189 $2,619,688 $2,498,587 $1,888,402 $1,641,388 $1,572,721
Portfolio turnover rate .... 4.23% 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
a
Senior Floating Rate Interests 0.0%
†
Residential REITs 0.0%
†
b,c
Centennial Gardens LP , Delayed Draw Term Loan , 7.07% , ( 1-month USD LIBOR +
2% ), 1/08/24 ..................................................... $ 1,495,232 $ 1,520,752
Total Senior Floating Rate Interests (Cost $1,495,232) ...........................
1,520,752
Municipal Bonds 99.5%
California 96.1%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ 10,000,000 9,610,719
Alameda Corridor Transportation Authority ,
Revenue, 2022 C, Refunding, AGMC Insured, 5%, 10/01/52 .................. 28,000,000 29,634,057
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 16,109,330
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 32,249,056
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,464,598
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,626,904
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 12,793,560
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,420,539
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,498,687
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,280,373
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,725,953
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 8,551,386
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 45,920,451
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System, Revenue, 2022 A, Refunding, 5%, 10/01/52 ..... 8,040,000 8,382,514
City of Anaheim Water System, Revenue, 2022 A, 5%, 10/01/52 ............... 8,345,000 8,716,504
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,892,511
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 26,397,353
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 19,793,928
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,041,637
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 19,896,511
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 9,669,343
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 25,094,852
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 16,122,437
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,078,281
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,737,840
Bay Area Toll Authority ,
Revenue, 2014 F-1, Pre-Refunded, 5%, 4/01/54 ........................... 10,000,000 10,106,644
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 119,305,000 118,615,107
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 23,330,000 22,884,957
Revenue, 2017 S-7, Refunding, 4%, 4/01/49 ............................. 13,625,000 13,263,005
d
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 10,967,620
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,463,438
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 4,985,442
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,375,039
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,519,136
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 1,798,898
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 1,680,220
d
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 100,000,000 98,680,910
Revenue, 2023 B-1, Mandatory Put, 5%, 8/01/29 .......................... 21,000,000 21,835,962
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 78,815,000 81,747,737

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Choice Financing Authority, (continued)
Revenue, 2023 E-1, Mandatory Put, 5%, 3/01/31 .......................... $ 17,855,000 $ 18,712,383
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 888,502
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,176,088
e
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 5,235,000 4,283,744
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 35,015,000 28,652,396
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ 7,095,000 5,911,632
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 35,777,051
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 14,870,000 11,906,736
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 30,526,716
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 47,500,000 29,129,318
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 16,260,000 10,694,134
Twin Creek Apartments, Revenue, 144A, 2022 A-1, 4.5%, 8/01/52 ............. 29,275,000 23,551,902
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, Zero Cpn., 8/01/65 79,990,000 4,144,306
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 13,550,000 12,430,471
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 540,000 545,744
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,197,745
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 1,685,000 1,709,814
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,078,839
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 2,000,000 1,814,324
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 35,000 34,792
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,296,024
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 17,652,445
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 472,474
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 519,725
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 602,031
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 94,608
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 355,264
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 603,159
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 526,926
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 774,685
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 602,728
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 799,497
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 3,520,000 3,193,210
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 745,000 753,421
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 4,255,000 4,255,443
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,181,819
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,215,394
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,250,545
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 2,596,567
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,257,569
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ 650,000 441,290
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,060,268
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 5,000,000 5,044,505
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 506,795

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... $ 395,000 $ 428,133
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 438,899
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 470,693
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 531,781
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 2,815,000 3,240,685
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 5,000,000 5,893,732
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 7,000,000 7,979,256
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 20,850,000 23,749,520
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 11,180,273
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 6,806,371
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,347,656
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,421,147
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,339,568
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 5,564,295
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 5,307,033
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 2,840,000 2,492,615
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 15,738,749
University of Redlands, Revenue, 2022 A, 5%, 10/01/44 ..................... 3,835,000 3,823,563
University of Redlands, Revenue, 2022 A, 5%, 10/01/52 ..................... 18,790,000 18,235,676
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 20,000,000 20,447,980
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 665,206
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 661,357
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 657,535
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,005,753
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 499,977
California Health Facilities Financing Authority ,
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 2,730,000 2,736,220
Cedars-Sinai Medical Center Obligated Group, Revenue, 2021 A, Refunding, 5%,
8/15/51 ........................................................ 5,000,000 5,314,594
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 14,370,000 14,528,367
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 7,750,000 7,756,023
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,077,080
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,505,450
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 27,000,000 27,227,918
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 15,770,000 15,544,497
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 2,906,537
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 7,075,000 6,741,522
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 3,156,875
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 10,401,656
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 12,731,394
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 24,977,170
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 411,225,000 404,377,939
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 12,500,000 13,652,890
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 19,000,000 19,206,338
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 15,300,000 15,529,797
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 3,687,533
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 26,205,097

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ $ 800,000 $ 816,456
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 2,375,000 2,377,418
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 850,000 845,878
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,156,503
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,036,537
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,486,213
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,182,683
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 42,105,000 43,064,093
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 10,585,000 10,062,195
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/48 ...... 21,690,000 22,179,289
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 11,410,910
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 24,500,000 25,052,678
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 47,192,474 46,045,914
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,329,020 13,835,262
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,820,636 4,435,269
d,e
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 18,900,724
e
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, 5%, 9/01/36 ...... 1,940,000 1,600,414
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,018,754
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 5,601,825
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,334,536
d
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
4.41%, 8/01/24 .................................................. 26,900,000 26,646,567
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 12,750,000 13,558,627
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 25,470,000 26,871,785
California State Water Resources Control Board Water Pollution Control Revolving
Fund, Revenue, 2018, 5%, 10/01/43 .................................. 10,000,000 10,586,068
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 760,433
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 745,400
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 B, 4%,
11/01/56 ....................................................... 1,000,000 844,477
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/47 ....................................................... 2,300,000 2,358,085
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 4.125%,
11/01/52 ....................................................... 3,100,000 2,721,403
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/57 ....................................................... 5,500,000 5,580,221
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 13,287,510
d
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 12,873,817
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 67,069,748
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 22,832,237
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 9,529,287

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... $ 3,407,000 $ 2,751,234
Bethany Home Society of San Joaquin County, Inc., Revenue, 2023, California
Mortgage Insured, 5%, 11/15/42 ..................................... 5,500,000 5,907,340
Bethany Home Society of San Joaquin County, Inc., Revenue, 2023, California
Mortgage Insured, 5%, 11/15/52 ..................................... 21,465,000 22,544,468
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 1,962,702
Carmel Valley Manor Obligated Group, Revenue, 2022, California Mortgage Insured,
5%, 5/15/52 .................................................... 17,775,000 18,636,908
e
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 10,375,000 9,373,713
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 10,357,029
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 9,910,395
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 503,877
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 407,518
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 413,454
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 524,066
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 424,813
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 643,972
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 758,132
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 8,750,000 8,868,669
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 17,500,000 17,682,893
Community Hospitals of Central California Obligated Group, Revenue, 2021 A, 4%,
2/01/51 ........................................................ 7,000,000 6,124,560
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 982,792
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 925,111
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,006,365
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,063,496
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,146,712
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 357,364
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 722,699
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 776,336
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 9,100,000 9,065,201
e
IH Citrus Whittier LLC, Revenue, 144A, 2023, I-A, 6.25%, 1/01/60 ............. 29,830,000 28,243,939
e
IH Citrus Whittier LLC, Revenue, 144A, 2023, I-B, 9%, 7/01/42 ................ 1,800,000 1,779,084
e
IH Lakes Concord LLC, Revenue, 144A, 2022 A-1, 4.375%, 12/01/32 ........... 22,510,000 19,675,665
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 2,532,283
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 23,779,432
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 8,500,000 8,618,153
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 5,000,000 5,058,309
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 34,650,000 34,668,988
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 35,145,000 34,717,563
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 B, 5%, 6/01/48 11,750,000 11,552,827
e
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5.25%,
7/01/40 ........................................................ 7,065,000 6,955,933
e
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5.5%, 7/01/50 21,145,000 20,765,026
e
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 6%, 7/01/53 12,485,000 12,630,624
e
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 B, Refunding, 6.5%,
7/01/32 ........................................................ 2,470,000 2,380,579
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 5,216,954
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 7,536,255
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 10,536,932
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 19,958,583

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/52 ....................................................... $ 43,040,000 $ 45,978,849
Samuel Merritt University, Revenue, 2022, 5.25%, 6/01/53 ................... 38,750,000 40,923,174
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 33,988,469
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 9,547,447
d
Waste Management, Inc., Revenue, 2020, Mandatory Put, 4%, 12/01/23 ........ 30,000,000 30,000,000
California Pollution Control Financing Authority ,
e
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 7,250,000 7,357,709
e
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%,
11/21/45 ....................................................... 3,065,000 3,074,724
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/30 ....... 5,200,000 5,491,610
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/31 ....... 3,000,000 3,178,955
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/32 ....... 5,500,000 5,842,111
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/33 ....... 6,000,000 6,382,723
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/34 ....... 3,250,000 3,430,510
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/35 ....... 3,250,000 3,398,682
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/36 ....... 2,650,000 2,751,959
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/37 ....... 2,300,000 2,381,102
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/38 ....... 2,000,000 2,059,336
e
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 11/21/45 ...... 2,200,000 2,211,723
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 15,140,364
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 820,000 848,061
e
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/42 ......................... 1,325,000 1,288,459
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/52 ......................... 2,265,000 2,114,693
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/61 ......................... 3,905,000 3,560,054
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 423,114
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 303,257
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 457,801
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 641,847
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/52 .... 2,935,000 2,810,541
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5%, 6/01/43 ............................................ 1,000,000 953,423
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5.25%, 6/01/53 ......................................... 1,550,000 1,480,274
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 275,000 270,159
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 412,890
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 542,659
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.75%, 8/01/52 .................................................. 1,500,000 1,539,035
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 730,325
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5.125%,
6/01/53 ........................................................ 1,000,000 948,057
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5.375%,
5/01/63 ........................................................ 1,000,000 958,052
Value Schools, Revenue, 144A, 2023 A, Refunding, 5%, 7/01/40 .............. 550,000 542,113
Value Schools, Revenue, 144A, 2023 A, Refunding, 5.25%, 7/01/48 ............ 725,000 710,187
California State Public Works Board ,
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 40,069,176
Revenue, 2021 A, Refunding, 5%, 2/01/24 ............................... 5,440,000 5,483,006

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board, (continued)
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/44 ................................................... $ 5,000,000 $ 5,339,673
State of California Department of General Services, Revenue, 2021 D, 4%, 11/01/35 1,210,000 1,269,221
California State University ,
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 11,271,683
d
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 10,657,651
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 42,535,000 44,457,850
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 29,345,000 30,503,318
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 21,337,103
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 3,330,000 3,539,094
Revenue, 2018 A, Refunding, 5%, 11/01/48 .............................. 29,780,000 31,490,730
Revenue, 2019 A, 5%, 11/01/44 ....................................... 23,765,000 25,318,209
Revenue, 2019 A, 5%, 11/01/49 ....................................... 77,595,000 81,964,219
California Statewide Communities Development Authority ,
Revenue, 2004 A, AGMC Insured, 5.25%, 10/01/24 ........................ 115,000 115,180
Special Tax, 2023 A, 5.25%, 9/01/51 ................................... 3,305,000 3,208,077
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 9,471,478
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 68,373,217
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 5%, 7/01/48 ..... 7,980,000 8,246,408
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.25%, 9/01/52 ............................................. 1,650,000 1,600,406
Community Facilities District No. 20220, Special Tax, 2023, 5%, 9/01/43 ......... 1,030,000 1,026,718
Community Facilities District No. 20220, Special Tax, 2023, 5%, 9/01/48 ......... 1,120,000 1,084,323
Community Facilities District No. 20220, Special Tax, 2023, 5%, 9/01/53 ......... 1,000,000 959,470
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/38 ....... 1,715,000 1,670,008
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/43 ....... 380,000 357,746
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/53 ....... 1,250,000 1,151,747
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 600,000 641,939
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 880,000 939,666
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 11,215,000 12,009,588
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 17,930,000 19,347,695
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,071,132
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,272,012
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,388,906
Poway RHF Housing, Inc., Revenue, 2013 A, Pre-Refunded, California Mortgage
Insured, 5.25%, 11/15/35 .......................................... 2,000,000 2,008,292
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 14,236,001
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 35,705,581
GO, B, 2%, 8/01/24 ................................................ 1,000,000 985,952
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,630,000 17,415,454
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 9,833,997
Chabot-Las Positas Community College District , GO , B , 5% , 8/01/24 .............
5,500,000 5,593,229
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 27,973,366
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8,
Special Tax, 2021, 4%, 9/01/41 ...................................... 1,710,000 1,499,734

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District, (continued)
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8,
Special Tax, 2021, 4%, 9/01/46 ...................................... $ 1,000,000 $ 838,591
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8,
Special Tax, 2021, 4%, 9/01/51 ...................................... 1,250,000 1,015,005
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5%, 9/01/37 ...................................... 2,740,000 2,790,260
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.25%, 9/01/42 ................................... 2,000,000 2,030,060
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/47 ................................... 2,000,000 2,029,568
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/52 ................................... 2,695,000 2,719,340
Chino Valley Unified School District ,
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 16,537,061
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 13,177,562
City & County of San Francisco , GO , 2022 R-1 , Refunding , 5% , 6/15/26 ..........
5,000,000 5,284,538
City of Beaumont ,
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/38 ........ 500,000 510,046
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/43 ........ 625,000 626,195
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/48 ........ 745,000 724,304
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/53 ........ 950,000 917,044
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 541,705
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,217,223
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.25%, 9/01/42 .................................................. 2,005,000 2,022,153
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/47 ................................................... 2,630,000 2,675,259
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/51 ................................................... 3,040,000 3,079,647
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/38 ........................................................ 1,000,000 1,014,526
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,100,000 1,100,387
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/48 ........................................................ 2,375,000 2,302,564
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/53 ........................................................ 3,740,000 3,599,315
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 728,693
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 745,224
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 943,014
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,274,083
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 674,562
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,235,058
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 478,213
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 410,934
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 1,825,000 1,521,446
Community Facilities District No. 99, Special Tax, 2023, 5%, 9/01/45 ........... 600,000 595,601
Community Facilities District No. 99, Special Tax, 2023, 5%, 9/01/53 ........... 500,000 486,342

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ $ 1,630,000 $ 1,630,000
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,260,704
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,530,324
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 916,570
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2021, Refunding,
4%, 9/01/39 .................................................... 290,000 263,098
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2021, Refunding,
4%, 9/01/40 .................................................... 160,000 143,393
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2021, Refunding,
4%, 9/01/43 .................................................... 320,000 279,282
Community Facilities District No. 2019-1, Special Tax, 2022, 5%, 9/01/42 ........ 2,015,000 1,957,278
Community Facilities District No. 2019-1, Special Tax, 2022, 5%, 9/01/47 ........ 3,430,000 3,256,741
Community Facilities District No. 2019-1, Special Tax, 2022, 5%, 9/01/52 ........ 2,090,000 1,957,307
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 15,660,000 16,324,635
Harbor, Revenue, 2019 A, 5%, 5/15/44 .................................. 15,045,000 15,983,044
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 8,705,000 9,188,410
City of Los Angeles ,
Department of Airports, Revenue, 2015 D, 5%, 5/15/33 ..................... 11,420,000 11,646,602
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 17,000,000 17,164,193
Department of Airports, Revenue, 2017 A, 5%, 5/15/42 ...................... 13,680,000 13,932,883
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 51,110,000 51,850,793
Department of Airports, Revenue, 2017 B, 5%, 5/15/42 ...................... 4,000,000 4,191,910
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 47,710,000 48,660,135
Department of Airports, Revenue, 2018 A, 5.25%, 5/15/48 ................... 10,000,000 10,275,270
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 9,871,438
Department of Airports, Revenue, 2018 C, 5%, 5/15/44 ..................... 39,945,000 40,663,239
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 16,995,000 18,186,358
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 35,041,206
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 10,224,467
Department of Airports, Revenue, 2019 C, 5%, 5/15/39 ..................... 2,305,000 2,500,576
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 19,485,000 20,687,341
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 45,200,000 47,456,845
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 16,005,000 17,912,687
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 5,000,000 5,511,765
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 15,925,000 17,443,751
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 22,485,000 24,415,877
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 3,938,907
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/38 ............. 4,920,000 5,201,062
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/41 ............. 7,005,000 7,323,729
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/46 ............. 25,965,000 26,828,819
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/51 ............. 26,450,000 27,169,588
Department of Airports, Revenue, 2021 D, 5%, 5/15/31 ..................... 5,245,000 5,750,313
Department of Airports, Revenue, 2021 D, 5%, 5/15/34 ..................... 2,500,000 2,744,458
Department of Airports, Revenue, 2021 D, Pre-Refunded, 5%, 5/15/34 .......... 140,000 154,467
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/45 ............. 8,000,000 8,310,604
Department of Airports, Revenue, Senior Lien, 2015 A, 5%, 5/15/40 ............ 3,000,000 3,033,405
Department of Airports, Revenue, Senior Lien, 2020 B, Refunding, 4%, 5/15/39 ... 2,000,000 2,010,424
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/37 ............ 6,595,000 6,976,029
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/42 ............ 16,575,000 15,857,742
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/47 ............ 11,325,000 10,493,234

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/42 ............ $ 1,415,000 $ 1,476,759
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/47 ............ 25,000,000 25,834,678
Department of Airports, Revenue, Senior Lien, 2022 H, 5.25%, 5/15/47 ......... 1,200,000 1,264,630
Department of Airports, Revenue, Senior Lien, 2022 H, 5.5%, 5/15/47 .......... 23,000,000 24,678,747
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/41 ............. 1,350,000 1,493,292
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/42 ............. 1,360,000 1,497,058
Department of Airports, Revenue, Senior Lien, 2022 I, 4%, 5/15/48 ............. 2,000,000 1,950,863
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/48 ............. 6,265,000 6,771,531
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 18,500,000 18,843,739
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 15,190,000 15,477,659
Wastewater System, Revenue, 2018 A, 5%, 6/01/43 ........................ 10,000,000 10,623,833
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 1,275,000 1,346,698
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 298,255
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 97,201
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 476,946
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/38 ........................................................ 500,000 511,645
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/43 ........................................................ 600,000 603,024
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/48 ........................................................ 700,000 686,311
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/53 ........................................................ 1,000,000 972,684
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 815,969
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 360,313
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 347,950
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,259,342
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 496,978
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 569,446
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/42 ........... 750,000 753,235
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/47 ........... 800,000 791,484
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/53 ........... 845,000 824,430
Community Facilities District No. 57, Special Tax, 2022, 4.25%, 9/01/37 ......... 415,000 390,448
Community Facilities District No. 57, Special Tax, 2022, 4.625%, 9/01/42 ........ 650,000 617,280
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/47 ......... 840,000 789,921
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/52 ......... 825,000 757,309
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,701,192
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 21,816,577
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 11,546,443
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 25,655,387
City of Roseville ,
Electric System, COP, 2004, AGMC Insured, 5%, 2/01/34 .................... 5,000 5,006
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 1,165,000 1,187,478
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 1,001,912
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/48 ........................................................ 1,000,000 976,320

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/53 ........................................................ $ 1,150,000 $ 1,113,487
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 13,555,000 14,110,838
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 12,000,000 12,421,319
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 9,729,198
City of San Diego ,
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/28 .... 880,000 903,171
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/29 .... 690,000 709,503
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/30 .... 425,000 438,393
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/42 .................................................... 575,000 502,461
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/47 .................................................... 1,460,000 1,223,657
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/52 .................................................... 3,530,000 2,864,210
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/35 ................
600,000 670,896
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,550,991
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/24 .......................... 2,500,000 2,524,748
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,093,699
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/34 .................. 1,350,000 1,466,130
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 439,173
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 376,426
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 426,368
e
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 9,000,000 5,903,965
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 54,800,000 44,782,796
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 19,548,576
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 62,063,568
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 22,875,574
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,812,709
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 4,746,190
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 4,479,506
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 3,502,582
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 3,902,891
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
7,135,000 7,380,449
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 6,728,845
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,277,576
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 7,984,545
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,320,000
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,527,816
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,326,836
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,331,022
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,463,093
County of Orange ,
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/37 ...... 1,300,000 1,341,499

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Orange, (continued)
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/42 ...... $ 850,000 $ 857,302
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/47 ...... 4,650,000 4,645,216
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/52 ...... 4,200,000 4,157,020
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... 900,000 870,682
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/48 .................................................... 1,360,000 1,271,750
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/53 .................................................... 1,000,000 921,398
County of Riverside ,
Revenue, 2023, 5%, 6/28/24 ......................................... 11,000,000 11,167,086
Community Facilities District No. 07-2, Special Tax, 2020, AGMC Insured, 4%,
9/01/45 ........................................................ 2,730,000 2,612,144
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 9,283,962
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 10,315,514
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 286,796
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 275,636
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,649,456
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,882,165
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,495,913
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,619,129
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 7,000,000 4,904,714
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 21,800,000 16,355,568
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,430,000 4,919,427
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 4,892,840
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 18,250,000 14,597,992
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 11,290,942
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 40,000,000 30,027,884
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 29,818,976
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,641,551
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 19,335,000 16,350,788
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 54,465,000 36,871,819
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 8,000,000 5,911,320
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 12,086,775
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 17,840,000 13,167,039
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,425,000 1,055,812
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 39,820,000 26,214,629
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 18,625,000 16,970,692
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 3,890,422
Towne at Glendale Apartments, Revenue, 144A, 2022 A, Zero Cpn., 9/01/62 ..... 53,000,000 25,290,662
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 9,065,956
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 5,000,000 3,239,159
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 14,500,000 10,193,807
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 19,553,571
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 18,303,550
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,869,580
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 535,592
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 572,744

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... $ 8,520,000 $ 9,295,927
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,109,502
Water System, Revenue, 2014 B, Refunding, 5%, 6/01/24 ................... 4,140,000 4,197,173
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 14,094,114
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 7,567,642
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 8,841,068
Water System, Revenue, 2017 A, Refunding, 5%, 6/01/45 ................... 4,240,000 4,426,446
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,299,390
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/28 ............................... 2,480,000 2,615,214
d
Revenue, 2021 B, Refunding, Mandatory Put, 4.16%, 7/01/24 ................ 7,500,000 7,476,475
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 2,380,692
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 2,790,593
Community Facilities District No. 2019-83, Special Tax, 2022, 4%, 9/01/51 ....... 2,790,000 2,286,565
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 31,417,734
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,546,497
Fairfax School District , GO , 2011 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 2,881,312
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,023,065 830,815
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,170,998
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,028,860
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 308,203,537
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 191,995,646
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 39,798,549
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 42,529,827
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 23,121,776
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 40,926,729
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 27,820,568
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 53,832,116
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 113,957,056
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 19,788,406
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 21,786,575
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,522,329
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,754,760
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 30,089,798
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 17,500,000 16,431,200
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,352,366
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,245,976
Fresno Unified School District ,
GO, 2020 B, 5%, 8/01/46 ............................................ 2,635,000 2,785,888
GO, 2020 B, 4%, 8/01/48 ............................................ 3,205,000 3,069,201
GO, 2020 B, 4%, 8/01/52 ............................................ 6,585,000 6,242,345
GO, 2020 B, 4%, 8/01/55 ............................................ 4,000,000 3,759,312
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
10,735,000 8,727,864
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 1,945,000 1,946,982
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 19,000,000 19,739,495
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 207,887
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 401,043
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 586,069

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
$ 5,110,000 $ 4,947,310
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 9,751,029
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 632,912
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 24,625,532
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 10,943,532
Hemet Unified School District ,
Community Facilities District No. 2021-7, Special Tax, 2023, 5%, 9/01/48 ........ 1,500,000 1,450,188
Community Facilities District No. 2021-7, Special Tax, 2023, 5%, 9/01/53 ........ 1,000,000 959,470
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,208,557
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 4,000,000 4,069,401
e
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 700,631
e
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 884,706
e
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 880,271
e
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,169,882
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 735,717
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,327,697
Millennium Housing LLC, Revenue, 2022, Refunding, 4%, 9/15/42 ............. 2,000,000 1,837,009
Millennium Housing LLC, Revenue, 2022, Refunding, 4.25%, 9/15/50 ........... 2,000,000 1,831,119
Millennium Housing LLC, Revenue, 2022, Refunding, 5%, 9/15/50 ............. 2,000,000 2,049,383
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,945,000 2,658,268
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,215,000 5,396,176
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 7,960,000 7,357,618
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,136,198
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,940,000 10,955,440
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 1,335,000 1,374,998
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,426,742
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 121,084
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 123,840
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 816,767
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 753,671
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 709,410
Jurupa Public Financing Authority ,
Special Tax, 2013 A, Refunding, AGMC Insured, 5.125%, 9/01/37 .............. 4,000,000 4,000,000
Special Tax, 2013 A, Refunding, AGMC Insured, 5.25%, 9/01/42 ............... 3,250,000 3,250,000
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,211
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3, Special Tax, 2022, 5%, 9/01/47 ........ 350,000 339,662
Community Facilities District No. 2006-3, Special Tax, 2022, 5%, 9/01/52 ........ 500,000 478,079
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,013,786
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 39,596,618
Lancaster School District ,
GO, 2001, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,107,004
GO, 2001, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,354,668
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,611,515
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,296,654
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,094,543

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
$ 20,990,000 $ 5,676,357
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 14,746,691
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 8,503,474
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 18,141,873
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 5,366,066
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 72,662,864
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 37,374,554
Los Angeles Community College District ,
GO, 2015 A, Pre-Refunded, 5%, 8/01/27 ................................ 24,895,000 25,337,145
GO, 2015 A, Pre-Refunded, 4%, 8/01/32 ................................ 90,600,000 91,406,114
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 5,890,000 6,114,726
GO, 2016, Refunding, 5%, 8/01/38 ..................................... 10,000,000 10,464,565
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,220,652
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/35 ....................... 17,655,000 18,531,892
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/37 ....................... 10,970,000 11,435,739
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/38 ....................... 2,705,000 2,817,451
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/39 ....................... 10,000,000 10,409,538
Sales Tax, Revenue, 2017 A, 5%, 7/01/38 ............................... 10,455,000 11,070,972
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,860,000 8,301,249
Sales Tax, Revenue, 2017 A, 5%, 7/01/41 ............................... 12,350,000 12,979,704
Sales Tax, Revenue, 2017 A, 5%, 7/01/42 ............................... 26,910,000 28,221,736
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/32 ....................... 6,700,000 7,636,981
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/35 ....................... 18,960,000 21,407,897
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/36 ....................... 7,035,000 7,882,568
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/37 ....................... 10,330,000 11,473,465
Sales Tax, Revenue, 2021 A, 5%, 6/01/24 ............................... 5,500,000 5,577,167
Sales Tax, Revenue, 2021 A, 5%, 6/01/32 ............................... 4,000,000 4,626,561
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/28 ...................... 3,830,000 4,228,710
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/36 ...................... 2,500,000 2,843,112
Los Angeles County Sanitation Districts Financing Authority ,
Revenue, 2022 A, 5%, 10/01/25 ....................................... 6,830,000 7,098,547
Los Angeles County Sanitation District No. 20, Revenue, 2016 A, Refunding, 4%,
10/01/42 ....................................................... 16,430,000 15,588,365
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 7,063,080
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 62,233,325
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 52,409,081
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 15,465,310
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 18,190,958
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 12,501,166
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 5,000,000 5,177,193
Power System, Revenue, 2017 C, 5%, 7/01/47 ............................ 99,525,000 103,545,959
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/38 ................... 8,960,000 9,591,353
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/39 ................... 8,215,000 8,753,525
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 9,535,000 10,062,248
Power System, Revenue, 2019 A, 5.25%, 7/01/49 ......................... 12,555,000 13,359,327
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 17,555,000 18,648,264
Power System, Revenue, 2020 A, Refunding, 5%, 7/01/28 ................... 10,000,000 11,036,256
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 1,005,000 1,109,897
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/45 ................... 8,500,000 9,107,376
Power System, Revenue, 2021 B, Refunding, 5%, 7/01/48 ................... 20,800,000 22,181,131
Power System, Revenue, 2021 C, 5%, 7/01/40 ............................ 8,020,000 8,919,810
Power System, Revenue, 2021 C, 5%, 7/01/45 ............................ 14,455,000 15,616,653
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/40 ................... 6,000,000 6,710,548

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... $ 5,000,000 $ 5,541,647
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/42 ................... 6,250,000 6,874,203
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 5,000,000 5,480,609
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 84,000,000 84,785,812
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/41 ................... 29,820,000 30,775,355
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 32,840,000 33,633,933
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/41 ................... 24,210,000 25,301,094
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 35,365,000 36,746,880
Water System, Revenue, 2018 A, 5%, 7/01/25 ............................ 3,940,000 4,077,763
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 5,425,000 5,710,779
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 23,347,603
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/43 ................... 8,380,000 8,868,222
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 2,970,000 3,317,848
Los Angeles Unified School District ,
GO, 2017 A, Refunding, 5%, 7/01/25 ................................... 18,750,000 19,405,595
GO, 2020 C, 4%, 7/01/33 ............................................ 7,000,000 7,418,692
GO, 2020 C, 4%, 7/01/36 ............................................ 8,975,000 9,277,058
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 10,730,000 10,585,129
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 10,566,922
GO, A, 4%, 8/01/44 ................................................ 6,090,000 5,963,132
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 26,100,685
Marina Redevelopment Agency Successor Agency ,
Tax Allocation, 2023 A, 5%, 9/01/43 .................................... 1,000,000 1,004,638
Tax Allocation, 2023 B, 5%, 9/01/43 .................................... 2,100,000 2,082,849
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 139,114
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 744,961
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,491,077
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/26 .................................................... 75,000 74,515
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/28 .................................................... 105,000 104,290
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/42 .................................................... 1,000,000 996,362
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 2,000,000 1,991,179
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.25%, 9/01/52 .................................................. 2,000,000 2,003,169
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 191,958
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 485,297
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 553,201
Metropolitan Water District of Southern California ,
d
Revenue, 2017 C, Mandatory Put, 4.2%, 5/21/24 .......................... 13,000,000 12,993,757
d
Revenue, 2017 D, Refunding, Mandatory Put, 4.2%, 5/21/24 ................. 10,000,000 9,995,198
d
Revenue, 2017 E, Refunding, Mandatory Put, 4.2%, 5/21/24 ................. 13,000,000 13,004,290
Revenue, 2019 A, Refunding, 5%, 7/01/25 ............................... 10,000,000 10,355,057
Revenue, 2020 A, 5%, 10/01/49 ....................................... 16,665,000 17,741,659
Revenue, 2022 B, Refunding, 3%, 7/01/28 ............................... 20,000,000 20,085,994
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. 3,000,000 3,101,985
Revenue, 2020, Refunding, 5%, 4/01/31 ................................. 3,895,000 4,155,399
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,150,000 1,222,367
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,200,000 1,270,380

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Middle Fork Project Finance Authority, (continued)
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. $ 4,980,000 $ 5,227,221
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 10,891,910
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 1,965,000 1,980,933
Modesto High School District , GO , 2002 A , NATL Insured , Zero Cpn., 5/01/27 ......
12,770,000 11,251,772
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,604,583
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,165,296
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,582,307
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,695,050
GO, 2018 B, AGMC Insured, 5%, 8/01/47 ................................ 6,075,000 6,341,724
Mount Diablo Unified School District ,
GO, 2022 B, Refunding, 4%, 8/01/25 ................................... 3,100,000 3,151,437
GO, B, 4%, 8/01/24 ................................................ 1,425,000 1,434,627
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 49,930,650
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 29,706,188
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 59,770
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 422,901
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 808,717
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 23,701,070
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 4,590,000 4,732,431
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 4,475,000 4,597,663
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 12,685,000 12,896,519
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 8,250,000 8,318,920
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 10,316,933
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 1,800,000 1,956,479
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 555,681
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 678,375
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,148,414
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,602,178
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 5,460,623
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 3,819,205
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 12,251,236
GO, 2022, Refunding, 5%, 8/01/39 ..................................... 1,005,000 1,090,659
GO, G, 5%, 8/01/40 ................................................ 1,020,000 1,103,439
GO, G, 5%, 8/01/43 ................................................ 1,000,000 1,076,116
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 317,546
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,094,932
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,093,545
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,091,196
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,468,600
Orange County Transportation Authority , Revenue , 2021 , ETM, 4% , 10/15/24 ......
13,055,000 13,184,250
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 14,496,598
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 3,739,122
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 4,838,282
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
3,380,000 3,715,159
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 75,508,647
Palomar Health ,
Obligated Group, GO, 2009 A, AGMC Insured, 7%, 8/01/38 .................. 36,000,000 41,292,688

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palomar Health, (continued)
Obligated Group, GO, 2010 A, 6.75%, 8/01/40 ............................ $ 60,000,000 $ 68,362,740
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 35,898,261
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,010,278
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 5,111,691
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 125,000
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 119,620
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 120,191
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 348,254
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 351,466
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 355,624
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 688,864
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 863,088
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 2,003,765
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,017,156
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,029,372
Perris Joint Powers Authority ,
Community Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ........ 1,445,000 1,256,175
Community Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ........ 1,250,000 1,047,687
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 915,934
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 10,544,413
GO, 2019 A, AGMC Insured, 4%, 9/01/43 ................................ 5,540,000 5,401,723
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,271,538
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 10,950,460
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 29,751,233
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 24,209,496
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,378,543
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 11,554,844
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 12,878,530
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 6,770,529
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 6,904,622
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 14,740,448
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/42 ........................................................ 300,000 302,817
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/47 ........................................................ 500,000 501,541
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/53 ........................................................ 1,000,000 984,658
Regents of the University of California ,
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 39,575,000 40,635,020
Medical Center, Revenue, 2022 P, 5%, 5/15/47 ........................... 10,000,000 10,699,440
Medical Center, Revenue, 2022 P, 4%, 5/15/53 ........................... 84,305,000 81,223,636

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... $ 10,000,000 $ 10,340,157
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 30,037,189
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,273,421
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5%, 9/01/42 ............................ 4,000,000 4,334,928
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 4.25%, 9/01/47 ......................... 6,000,000 5,861,109
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5.25%, 9/01/52 ......................... 11,000,000 11,901,393
Riverside County Asset Leasing Corp. , County of Riverside , Revenue , 1997 A , NATL
Insured , Zero Cpn., 6/01/24 .......................................... 13,005,000 12,645,041
Riverside Unified School District ,
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/47 .......... 1,150,000 1,134,618
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/52 .......... 2,135,000 2,090,951
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 14,942,154
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,422,747
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,622,230
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 7,848,462
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 7,915,462
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 13,986,279
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,438,727
Romoland School District ,
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/43 ........ 750,000 753,193
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/48 ........ 1,000,000 977,692
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/53 ........ 1,500,000 1,454,587
Community Facilities District No. 2016-2, Special Tax, 2022, 4.5%, 9/01/42 ....... 360,000 338,516
Community Facilities District No. 2016-2, Special Tax, 2022, 4.625%, 9/01/47 ..... 750,000 697,364
Community Facilities District No. 2016-2, Special Tax, 2022, 4.75%, 9/01/52 ...... 1,000,000 930,511
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5%, 9/01/42 .................................................... 750,000 753,235
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 1,200,000 1,202,373
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.25%, 9/01/53 .................................................. 2,500,000 2,507,019
Community Facilities District No. 91-1, Special Tax, 2022, 3.75%, 9/01/42 ........ 1,695,000 1,377,756
Community Facilities District No. 91-1, Special Tax, 2022, 4%, 9/01/46 .......... 5,085,000 4,318,742
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,060,425
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 19,173,478
Sacramento County Sanitation Districts Financing Authority ,
Sacramento Regional County Sanitation District, Revenue, 2014 A, Refunding, 5%,
12/01/44 ....................................................... 25,000,000 25,202,602
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/27 ....................................................... 2,960,000 3,220,230
Sacramento County Water Financing Authority ,
Sacramento County Water Agency, Revenue, 2019, Refunding, 5%, 6/01/27 ..... 2,000,000 2,153,540
Sacramento County Water Agency, Revenue, 2022 A, 4%, 11/01/25 ............ 32,260,000 32,849,513
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/38 ....................................... 3,175,000 3,476,350
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 2,722,617
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 3,500,000 3,634,403
Revenue, 2022 J, Refunding, 5%, 8/15/26 ............................... 2,615,000 2,768,217

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Bernardino Community College District ,
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... $ 7,750,000 $ 2,825,662
GO, 2009 B, Zero Cpn., 8/01/48 ....................................... 66,390,000 19,838,029
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 30,048,128
San Diego County Regional Airport Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/47 ............................... 5,000,000 5,172,232
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,219,993
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,242,099
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 5,000,000 4,554,979
Revenue, 2021 A, 5%, 7/01/56 ........................................ 7,500,000 7,900,996
Revenue, 2021 B, 5%, 7/01/26 ........................................ 3,225,000 3,332,123
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,435,531
Revenue, 2021 B, 4%, 7/01/36 ........................................ 3,610,000 3,544,106
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 5,672,488
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,911,272
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,568,834
San Diego Public Facilities Financing Authority , Water Utility , Revenue , 2018 A , 5% ,
8/01/36 ......................................................... 3,760,000 4,094,118
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 106,969,897
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 25,114,368
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 51,866,455
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 28,811
GO, 2023 ZR-4B, Refunding, 5%, 7/01/40 ............................... 62,225,000 69,497,951
GO, 2023 ZR-4B, Refunding, 5%, 7/01/45 ............................... 31,605,000 34,456,495
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 69,869,951
San Francisco Bay Area Rapid Transit District ,
GO, 2017 A-1, 5%, 8/01/47 .......................................... 10,000,000 10,455,023
GO, 2020 C-1, 4%, 8/01/33 .......................................... 1,560,000 1,632,275
GO, 2022 D-1, 3%, 8/01/41 .......................................... 23,605,000 19,712,845
GO, 2022 D-1, 3%, 8/01/42 .......................................... 20,000,000 16,457,482
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/41 ........................................ 65,645,000 66,424,154
Revenue, 2016 B, 5%, 5/01/46 ........................................ 40,540,000 40,784,541
Revenue, 2016 C, 5%, 5/01/46 ........................................ 44,000,000 45,103,652
Revenue, 2019 A, Refunding, 5%, 5/01/39 ............................... 14,500,000 15,070,398
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 16,220,000 16,666,663
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 14,500,000 14,809,111
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 31,206,429
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 48,155,000 48,890,698
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 10,910,000 10,997,239
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 24,080,000 24,875,899
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 118,950,000 121,089,066
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 33,700,000 34,060,368
Revenue, Second Series, 2018 D, 5.25%, 5/01/48 ......................... 40,145,000 41,259,040
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 52,245,000 54,351,868
Revenue, Second Series, 2019 B, 5%, 5/01/49 ............................ 10,700,000 11,204,906
Revenue, Second Series, 2019 E, 5%, 5/01/45 ............................ 21,035,000 21,579,596
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 5,000,000 5,454,625
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,416,363
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,481,572
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,168,190
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,630,140

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Jacinto Unified School District , Community Facilities District No. 2003-1 , Special
Tax , 2022 , 4% , 9/01/50 ............................................. $ 875,000 $ 711,429
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 127,811,914
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 172,576,272
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 196,886,218
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 175,430,822
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 175,684,327
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 11,979,419
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,465,928
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 29,544,732
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 31,721,921
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 45,000,000 46,185,894
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/44 ......... 130,746,000 123,706,818
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/50 ......... 191,775,000 178,126,009
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,384,166
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,007,192
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 11,360,000 10,065,010
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,169,146
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 16,318,648
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,299,935
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,714,701
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , 5% , 8/01/25 .................................. 10,545,000 10,933,420
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 16,484,703
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 9,943,805
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
2,685,000 2,630,366
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,604,058
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 19,826,782
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,312,705
Southern California Public Power Authority ,
Revenue, 2007 A, 5.25%, 11/01/27 ..................................... 9,855,000 10,248,417
Revenue, 2007 A, 5%, 11/01/33 ....................................... 17,500,000 18,313,276
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 1,937,788
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 1,934,062
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 1,938,907
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 1,945,509
State of California ,
GO, Refunding, 5%, 9/01/23 ......................................... 15,000,000 15,000,000
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 31,021,486
GO, Refunding, 5%, 12/01/23 ......................................... 5,000,000 5,023,191
GO, 6%, 5/01/24 .................................................. 640,000 642,932
GO, NATL Insured, 6%, 8/01/24 ....................................... 255,000 258,075
GO, 5.625%, 9/01/24 ............................................... 175,000 177,211
GO, Refunding, 4%, 10/01/24 ......................................... 5,685,000 5,746,586
GO, Refunding, 4%, 11/01/24 ......................................... 11,655,000 11,791,550
GO, 5%, 11/01/24 ................................................. 5,000,000 5,114,933
GO, 4%, 12/01/24 ................................................. 3,500,000 3,544,151
GO, 5%, 3/01/25 .................................................. 10,000,000 10,288,360
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 75,000 76,045

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, Refunding, 5%, 4/01/25 ......................................... $ 5,000,000 $ 5,149,316
GO, Refunding, 5%, 11/01/25 ......................................... 39,975,000 41,575,239
GO, Refunding, 5%, 12/01/25 ......................................... 23,000,000 23,961,205
GO, Refunding, 5%, 9/01/26 ......................................... 8,500,000 8,991,912
GO, 5%, 3/01/27 .................................................. 5,000,000 5,143,944
GO, 5%, 4/01/27 .................................................. 4,000,000 4,287,375
GO, Refunding, 5%, 4/01/28 ......................................... 2,930,000 3,211,183
GO, Refunding, 5%, 11/01/30 ......................................... 5,320,000 6,064,584
GO, Refunding, 5%, 10/01/32 ......................................... 4,125,000 4,610,776
GO, 5%, 4/01/33 .................................................. 5,000,000 5,543,140
GO, Refunding, 5%, 3/01/35 ......................................... 56,185,000 62,749,414
GO, Refunding, 5%, 9/01/35 ......................................... 9,000,000 9,454,032
GO, Refunding, 4%, 3/01/37 ......................................... 10,000,000 10,248,323
GO, Refunding, 5%, 8/01/37 ......................................... 2,900,000 3,122,127
GO, 5%, 10/01/39 ................................................. 15,000,000 15,552,237
GO, 5%, 10/01/44 ................................................. 25,000,000 25,305,185
GO, 5%, 3/01/45 .................................................. 17,500,000 17,840,403
GO, 5%, 8/01/45 .................................................. 22,085,000 22,630,102
GO, 5%, 9/01/45 .................................................. 5,000,000 5,194,425
GO, 5%, 8/01/46 .................................................. 45,200,000 46,875,121
GO, 5%, 9/01/46 .................................................. 8,930,000 9,270,210
GO, 5%, 10/01/47 ................................................. 1,000,000 1,031,164
GO, 5%, 10/01/48 ................................................. 5,000,000 5,279,065
GO, 1996, FGIC Insured, 5.375%, 6/01/26 ............................... 800,000 803,585
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,089,438
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,007
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,040
GO, 2017, 5%, 11/01/27 ............................................. 2,380,000 2,576,999
GO, 2017, 5%, 11/01/47 ............................................. 33,370,000 35,068,256
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 12,985,000 14,219,605
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 38,600,000 44,407,107
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,461,972
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 8,981,647
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 1,650,000 1,835,939
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 790,000 803,069
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 1,695,000 1,805,113
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 4,480,000 4,788,421
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 5,591,545
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 872,530
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 694,431
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 865,380
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 750,855
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 220,000
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 239,374
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 277,997
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 997,333
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 2,404,002
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 2,147,346
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 3,923,003

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ $ 1,500,000 $ 1,637,992
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 8,000,000 7,168,451
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 13,955,000 14,190,225
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 352,809
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 722,820
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 3%, 9/01/24 ...................................... 100,000 98,612
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/25 ...................................... 115,000 114,177
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/28 ...................................... 120,000 118,976
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/30 ...................................... 110,000 108,692
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/36 ...................................... 430,000 410,301
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/41 ...................................... 665,000 594,112
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/46 ...................................... 885,000 761,291
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/51 ...................................... 2,210,000 1,842,409
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 13,420,000 13,557,539
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 6,400,000 6,425,791
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,488,663
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ...............
9,060,000 9,766,819
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,932,821
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,137,250
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,287,400
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 23,471,139
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 25,873,889
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 14,260,274
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 19,514,343
Revenue, 2017 AV, 5.25%, 5/15/47 ..................................... 6,775,000 7,139,575
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 16,298,849
Revenue, 2017 M, 5%, 5/15/47 ....................................... 12,750,000 13,313,509
Revenue, 2018 AZ, Refunding, 5%, 5/15/43 .............................. 28,000,000 29,808,405
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 70,790,000 74,614,918
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 15,416,319
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 17,250,000 18,151,682
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 5,000,000 5,436,153
Revenue, 2021 Q, Refunding, 4%, 5/15/37 ............................... 1,500,000 1,554,908
Revenue, 2022 BK, 5%, 5/15/52 ....................................... 250,000,000 271,365,150

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ $ 260,000 $ 231,908
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 138,361
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 210,267
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 21,628,958
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, 6.125%, 8/01/34 ............................ 1,000,000 1,211,308
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,409,475
Community Facilities District No. 2018-1, Special Tax, 2022, 4%, 9/01/52 ........ 7,000,000 5,688,636
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2023,
5%, 9/01/43 .................................................... 1,230,000 1,232,164
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2023,
5%, 9/01/48 .................................................... 1,755,000 1,725,529
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2023,
5%, 9/01/53 .................................................... 2,445,000 2,385,482
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 3,225,000 3,255,100
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,110,580
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,420,818
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,223,734
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 15,106,830
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,410,150
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,054,242
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,073,078
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 7,667,105
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,518,676
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B, Special Tax, 2023,
5%, 9/01/43 .................................................... 1,175,000 1,125,519
Community Facilities District No. 2016-1 Improvement Area B, Special Tax, 2023,
5.25%, 9/01/52 .................................................. 1,890,000 1,806,735
12,801,272,591
Minnesota 0.1%
d,e
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-1 ,
Mandatory Put , 9% , 1/15/24 .......................................... 11,560,000 11,562,322
Oregon 0.0%
†
e
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,476,075
Wisconsin 0.8%
e
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 30,400,000 23,529,655
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 83,000,000 83,042,330
106,571,985
U.S. Territories 2.5%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 2,660,000 2,463,476

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... $ 2,150,000 $ 1,904,733
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 3,140,000 2,725,289
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,015,306
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 1,996,646
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 1,765,653
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 7,615,559
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 1,785,550
23,272,212
Puerto Rico 2.3%
Children's Trust Fund ,
Revenue, 2002, 5.5%, 5/15/39 ........................................ 5,455,000 5,455,637
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,080,335
Puerto Rico Electric Power Authority ,
b,f
Revenue, 6%, 7/01/41 .............................................. 9,260,673 9,260,673
b,f
Revenue, 7.125%, 7/01/59 ........................................... 44,974,968 44,974,968
g
Revenue, 2012 A, 5%, 7/01/29 ........................................ 20,000,000 5,500,000
g
Revenue, 2013 A, 7%, 7/01/33 ........................................ 50,000,000 13,750,000
g
Revenue, WW, 5%, 7/01/28 .......................................... 12,030,000 3,308,250
g
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,200,000 3,640,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 29,500,000 27,655,648
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 184,264,000 178,810,799
308,436,310
Total U.S. Territories .................................................................... 331,708,522
Total Municipal Bonds (Cost $13,088,526,037) ..................................
13,253,591,495
Shares
Escrows and Litigation Trusts 0.0%
†
b,h
Puerto Rico Electric Power Authority ..................................... 4,167,132 3,333,706
Total Escrows and Litigation Trusts (Cost $–) ...................................
3,333,706
Total Long Term Investments (Cost $13,090,021,269) ............................
13,258,445,953
a
a a a a
Short Term Investments 0.1%
Principal
Amount
Municipal Bonds 0.1%
California 0.1%
i
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 2.45% ,
9/01/38 ......................................................... 2,000,000 2,000,000
i
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.72% , 7/01/46 ................................ 400,000 400,000
i
Irvine Ranch Water District ,
Water Service Corp., Special Assessment, 2009 A, LOC US Bank NA, Daily VRDN
and Put, 2.45%, 10/01/41 .......................................... 9,655,000 9,655,000
Water Service Corp., Special Assessment, 2009 B, LOC Bank of America NA, Daily
VRDN and Put, 2.17%, 10/01/41 ..................................... 3,000,000 3,000,000

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 48 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
i
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 2.92% , 5/15/48 ..
$ 1,200,000 $ 1,200,000
16,255,000
Total Municipal Bonds (Cost $16,255,000) ......................................
16,255,000
Total Short Term Investments (Cost $16,255,000 ) ................................
16,255,000
a
Total Investments (Cost $13,106,276,269) 99.6% ................................
$13,274,700,953
Other Assets, less Liabilities 0.4% .............................................
43,682,728
Net Assets 100.0% ...........................................................
$13,318,383,681
†
Rounds to less than 0.1% of net assets.
a
See Note 1(c) regarding senior floating rate interests.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $1,076,999,963, representing 8.1% of net assets.
f
Security purchased on a when-issued basis. See Note 1(b).
g
See Note 7 regarding defaulted securities.
h
Non-income producing.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $13,106,276,269
Value - Unaffiliated issuers .................................................................. $13,274,700,953
Cash .................................................................................... 261,182
Receivables:
Capital shares sold ........................................................................ 5,287,088
Interest ................................................................................. 129,853,304
Total assets .......................................................................... 13,410,102,527
Liabilities:
Payables:
Investment securities purchased .............................................................. 52,024,596
Capital shares redeemed ................................................................... 26,368,038
Management fees ......................................................................... 4,956,851
Distribution fees .......................................................................... 1,40 7,750
Transfer agent fees ........................................................................ 1,314,411
Trustees' fees and expenses ................................................................. 2,325
Distributions to shareholders ................................................................. 5,455,583
Accrued expenses and other liabilities ........................................................... 189,292
Total liabilities ......................................................................... 91,718,846
Net assets, at value ................................................................. $13,318,383,681
Net assets consist of:
Paid-in capital ............................................................................. $14,126,915,873
Total distributable earnings (losses) ............................................................. (808,532,192)
Net assets, at value ................................................................. $13,318,383,681

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,405,355,747
Shares outstanding ........................................................................ 360,411,614
Net asset value per share
a
.................................................................. $6.67
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $6.93
Class A1:
Net assets, at value ....................................................................... $7,743,709,274
Shares outstanding ........................................................................ 1,161,936,194
Net asset value per share
a
.................................................................. $6.66
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $6.92
Class C:
Net assets, at value ....................................................................... $452,950,298
Shares outstanding ........................................................................ 68,101,265
Net asset value and maximum offering price per share
a
............................................. $6.65
Class R6:
Net assets, at value ....................................................................... $289,476,928
Shares outstanding ........................................................................ 43,492,626
Net asset value and maximum offering price per share ............................................. $6.66
Advisor Class:
Net assets, at value ....................................................................... $2,426,891,434
Shares outstanding ........................................................................ 364,783,781
Net asset value and maximum offering price per share ............................................. $6.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $296,249,015
Expenses:
Management fees (Note 3 a ) ................................................................... 30,184,264
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,986,505
    Class A1 ............................................................................... 3,964,911
    Class C ................................................................................ 1,575,580
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 627,732
    Class A1 ............................................................................... 2,126,218
    Class C ................................................................................ 127,396
    Class R6 ............................................................................... 32,900
    Advisor Class ............................................................................ 640,275
Custodian fees (Note 4 ) ...................................................................... 39,463
Reports to shareholders fees .................................................................. 81,817
Registration and filing fees .................................................................... 55,102
Professional fees ........................................................................... 396,129
Trustees' fees and expenses .................................................................. 79,407
Other .................................................................................... 202,247
Total expenses ......................................................................... 43,119,946
Expense reductions (Note 4 ) ............................................................... (39,462)
Net expenses ......................................................................... 43,080,484
Net investment income ................................................................ 253,168,531
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (767,324)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (117,196,631)
Net realized and unrealized gain (loss) ............................................................ (117,963,955)
Net increase (decrease) in net assets resulting from operations .......................................... $135,204,576

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $253,168,531 $481,551,050
Net realized gain (loss) ................................................. (767,324) (251,280,134)
Net change in unrealized appreciation (depreciation) ........................... (117,196,631) (1,298,821,901)
Net increase (decrease) in net assets resulting from operations ................ 135,204,576 (1,068,550,985)
Distributions to shareholders:
Class A ............................................................. (41,411,926) (69,389,422)
Class A1 ............................................................ (146,504,144) (291,237,786)
Class C ............................................................. (7,454,784) (15,920,211)
Class R6 ............................................................ (6,035,891) (9,932,240)
Advisor Class ........................................................ (45,421,779) (80,017,223)
Total distributions to shareholders .......................................... (246,828,524) (466,496,882)
Capital share transactions: (Note 2 )
Class A ............................................................. 144,448,476 100,621,549
Class A1 ............................................................ (325,193,297) (1,115,843,080)
Class C ............................................................. (45,883,918) (155,679,199)
Class R6 ............................................................ 22,435,432 (40,507,767)
Advisor Class ........................................................ 104,187,955 (26,099,903)
Total capital share transactions ............................................ (100,005,352) (1,237,508,400)
Net increase (decrease) in net assets ................................... (211,629,300) (2,772,556,267)
Net assets:
Beginning of period ..................................................... 13,530,012,981 16,302,569,248
End of period .......................................................... $13,318,383,681 $13,530,012,981

Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund 's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London Interbank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the  Fund 's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
August 31, 2023
Year Ended
February 28, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 44,476,655 $301,974,658 113,906,985 $778,585,782
Shares issued in reinvestment of distributions .......... 5,524,393 37,440,661 9,225,724 62,821,340
Shares redeemed ............................... (28,752,717) (194,966,843) (108,208,870) (740,785,573)
Net increase (decrease) .......................... 21,248,331 $144,448,476 14,923,839 $100,621,549
Class A1 Shares:
Shares sold ................................... 9,693,985 $65,694,384 36,946,535 $252,962,604
Shares issued in reinvestment of distributions .......... 18,038,297 122,092,361 35,780,874 243,500,586
Shares redeemed ............................... (75,750,657) (512,980,042) (236,002,608) (1,612,306,270)
Net increase (decrease) .......................... (48,018,375) $(325,193,297) (163,275,199) $(1,115,843,080)
Class C Shares:
Shares sold ................................... 3,652,922 $24,686,116 7,542,898 $51,411,332
Shares issued in reinvestment of distributions .......... 1,060,480 7,166,383 2,243,152 15,238,724
Shares redeemed
a
.............................. (11,481,040) (77,736,417) (32,514,202) (222,329,255)
Net increase (decrease) .......................... (6,767,638) $(45,883,918) (22,728,152) $(155,679,199)
Class R6 Shares:
Shares sold ................................... 16,696,889 $114,211,189 23,952,395 $167,059,723
Shares issued in reinvestment of distributions .......... 773,826 5,232,660 1,425,457 9,689,791
Shares redeemed ............................... (14,387,771) (97,008,417) (31,468,180) (217,257,281)
Net increase (decrease) .......................... 3,082,944 $22,435,432 (6,090,328) $(40,507,767)
Advisor Class Shares:
Shares sold ................................... 57,343,601 $387,364,898 348,276,868 $2,358,628,835
Shares issued in reinvestment of distributions .......... 6,100,402 41,221,765 10,560,690 71,717,632
Shares redeemed ............................... (48,128,168) (324,398,708) (362,624,261) (2,456,446,370)
Net increase (decrease) .......................... 15,315,835 $104,187,955 (3,786,703) $(26,099,903)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2023, the annualized gross effective investment management fee rate was 0.440% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2023, the Fund paid transfer agent fees of $3,554,521, of which $1,413,669 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2023, these purchase and sale transactions aggregated $42,991,326 and $96,450,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $31,583
CDSC retained .............................................................................. $139,298
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
At August 31 , 2023 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2023, aggregated
$569,019,141 and $578,105,620, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2023, the aggregate value of these securities was $26,198,250, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $608,343,144
Long term ................................................................................ 396,110,365
Total capital loss carryforwards ............................................................... $1,004,453,509
Cost of investments .......................................................................... $13,101,985,136
Unrealized appreciation ........................................................................ $724,108,223
Unrealized depreciation ........................................................................ (551,392,406)
Net unrealized appreciation (depreciation) .......................................................... $172,715,817

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2023, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests ............... $ — $ — $ 1,520,752 $ 1,520,752
Municipal Bonds :
California ............................. — 12,801,272,591 — 12,801,272,591
Minnesota ............................ — 11,562,322 — 11,562,322
Oregon .............................. — 2,476,075 — 2,476,075
Wisconsin ............................ — 106,571,985 — 106,571,985
U.S. Territories ..........................
Guam ............................... — 23,272,212 — 23,272,212
Puerto Rico ........................... — 254,200,669 54,235,641 308,436,310
Escrows and Litigation Trusts ............... — — 3,333,706 3,333,706
Short Term Investments ................... — 16,255,000 — 16,255,000
Total Investments in Securities ........... $— $13,215,610,854 $59,090,099 $13,274,700,953
9. Credit Facility
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LIBOR
London Interbank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SPA
Standby Purchase Agreement
11. New Accounting Pronouncements
(continued)

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional California municipal debt funds.
The Board noted that the Fund’s annualized income return
and annualized total return for the one-, three-, five- and
10-year periods were above the medians of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A or
Class M shares for each other fund in the Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in the
Expense Group.
The Expense Group for the Fund included the Fund and 10
other California municipal debt funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group, but its actual total expense
ratio was below the median and in the first quintile (least
expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.gov.
The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1112 S 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023